Segments	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segments

16. Segments

The Company aligns its operating segments in order to conform to management’s internal reporting structure, which is reflective of service offerings by industry. Management aggregates such operating segments into three reporting segments: what consumers buy (“Buy”), consisting principally of market research information and analytical services; what consumers watch (“Watch”), consisting principally of television, online and mobile audience and advertising measurement and corresponding analytics and Expositions, consisting principally of trade shows, events and conferences.

Corporate consists principally of unallocated items such as certain facilities and infrastructure costs as well as intersegment eliminations. Certain corporate costs, other than those described above, including those related to selling, finance, legal, human resources, and information technology systems, are considered operating costs and are allocated to the Company’s segments based on either the actual amount of costs incurred or on a basis consistent with the operations of the underlying segment. Information with respect to the operations of each of Nielsen’s business segments is set forth below based on the nature of the services offered and geographic areas of operations.

Business Segment Information

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Revenues
Buy	$3,420	$3,409	$3,108
Watch	1,987	1,919	1,827
Expositions	183	179	168

Total	$5,590	$5,507	$5,103

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Business segment income/(loss)(1)
Buy	$686	$699	$656
Watch	846	778	701
Expositions	94	87	78
Corporate and eliminations	(21)	(21)	(27)

Total	$1,605	$1,543	$1,408

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Depreciation and amortization
Buy	$208	$198	$202
Watch	274	294	313
Expositions	23	25	27
Corporate and eliminations	8	7	12

Total	$513	$524	$554

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Restructuring charges
Buy	$60	$57	$27
Watch	18	15	15
Expositions	(1)	2	2
Corporate and eliminations	7	10	17

Total	$84	$84	$61

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Stock-based compensation expense
Buy	$10	$8	$7
Watch	7	5	3
Expositions	—	—	—
Corporate and eliminations	17	14	8

Total	$34	$27	$18

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Other items(2)
Buy	$(1)	$4	$6
Watch	—	—	2
Expositions	—	—	—
Corporate and eliminations	13	108	36

Total	$12	$112	$44

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Operating income/(loss)
Buy	$409	$432	$414
Watch	547	464	368
Expositions	72	60	49
Corporate and eliminations	(66)	(160)	(100)

Total	$962	$796	$731

(IN MILLIONS)	December 31, 2012	December 31, 2011
Total assets
Buy	$6,885	$6,782
Watch	6,706	6,560
Expositions	758	794
Corporate and eliminations(3)	236	368

Total	$14,585	$14,504

(1)	The Company’s chief operating decision making group uses business segment income/(loss) to measure performance from period to period both at the consolidated level as well as within its operating segments
(2)	Other items for the year ended December 31, 2012 primarily consist of deal related costs. Other items for the year ended December 31, 2011 primarily consist of Sponsor Advisory Fees (including termination payments of $102 million), costs related to our initial public offering and other deal related fees. Other items for the year ended December 31, 2010 primarily include Sponsor Advisory Fees of $12 million, Transformation Initiative and other dual running costs of $16 million and fees associated with certain consulting arrangements and preparatory costs for the Company’s initial public offering of common stock of $16 million.
(3)	Includes deferred financing costs of $60 million and $73 million as of December 31, 2012 and 2011, respectively.

(IN MILLIONS)	Year ended December 31,
	2012	2011	2010
Capital expenditures
Buy	$171	$178	$156
Watch	179	182	164
Expositions	5	7	6
Corporate and eliminations	3	—	8

Total	$358	$367	$334

Geographic Segment Information

(IN MILLIONS)	Revenues(1)	Operating Income/ (Loss)	Long- lived Assets(2)
2012
United States	$2,820	$529	$9,540
North and South America, excluding the United States	640	170	1,313
The Netherlands	39	2	8
Other Europe, Middle East & Africa	1,353	178	1,097
Asia Pacific	738	83	509

Total	$5,590	$962	$12,467

(IN MILLIONS)	Revenues(1)	Operating Income/ (Loss)	Long- lived Assets(2)
2011
United States	$2,677	$425	$9,531
North and South America, excluding the United States	625	184	1,212
The Netherlands	43	(92)	3
Other Europe, Middle East & Africa	1,447	184	1,074
Asia Pacific	715	95	505

Total	$5,507	$796	$12,325

(IN MILLIONS)	Revenues(1)	Operating Income/ (Loss)
2010
United States	$2,557	$297
North and South America, excluding the United States	551	157
The Netherlands	41	(5)
Other Europe, Middle East & Africa	1,330	191
Asia Pacific	624	91

Total	$5,103	$731

(1)	Revenues are attributed to geographic areas based on the location of customers.
(2)	Long-lived assets include property, plant and equipment, goodwill and other intangible assets.